Summarized Financial Information for Assets and Liabilities of Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loans, net of allowance for loan losses		$ 183
Deferred taxes		90
Other assets		5
Assets of discontinued operations		278
Liabilities of discontinued operations